Common Stock and Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Issuance

As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	September 27, 2020	December 29, 2019
Conversion of outstanding shares of redeemable convertible preferred stock	—	8,192,876
Warrants to purchase common stock	—	196,800
Options to purchase common stock	5,712,814	5,413,064
Restricted stock units	45,000	—
Shares available for grant under the 2013 Incentive Plan	—	240,079
Shares available for grant under the 2020 Incentive Plan	7,729,892	—
Total	13,487,706	14,042,819

As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	December 30, 2018	December 29, 2019
Conversion of outstanding shares of redeemable convertible preferred stock	8,192,876	8,192,876
Warrants to purchase common stock	196,800	196,800
Options to purchase common stock	3,259,079	5,413,064
Shares available for grant under the 2013 Incentive Plan	64,954	240,079

Total	11,713,709	14,042,819